Business Combinations - Assets Acquired and Liabilities Assumed (Details) - JPY (¥) ¥ in Millions	Jan. 08, 2019	Apr. 30, 2018	Feb. 16, 2017
Shire
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	¥ 227,223
Trade and other receivables	326,154
Inventories	825,985
Property, plant & equipment	684,487
Intangible assets	3,899,298
Assets held for sale	463,526
Other assets	103,283
Trade and other payables	(61,382)
Provisions	(342,202)
Bonds and loans	(1,603,199)
Deferred tax liabilities	(809,667)
Liabilities held for sale	(196,294)
Other liabilities	(354,139)
Basis adjustments	(37,107)
Goodwill	3,087,369
Net assets acquired	¥ 6,213,335
TiGenix
Disclosure of detailed information about business combination [line items]
Intangible assets		¥ 63,421
Other assets		5,541
Deferred tax liabilities		(8,043)
Other liabilities		(5,678)
Basis adjustments		(3,381)
Goodwill		18,143
Net assets acquired		¥ 70,003
ARIAD Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets			¥ 433,047
Other assets			43,490
Deferred tax liabilities			(92,419)
Other liabilities			(38,852)
Goodwill			273,627
Net assets acquired			¥ 618,893